COMMITMENTS AND CONTINGENCIES (10K) (Detail Textuals 1) $ in Thousands	1 Months Ended	9 Months Ended
	Apr. 30, 2016 USD ($) ft²	Mar. 31, 2017 USD ($) ft²
Commitments and Contingencies Disclosure [Abstract]
Area of current premises (in square feet) | ft²	17,249
Area of new premises (in square feet) | ft²	17,689	5,362
Lease term (in years)	7 years
Rent expense under operating leases	$ 32	$ 11
Increase monthly base rent	36
Maximum monthly base rent	$ 41
Lease renewal term (in years)	5 years
Straight-lined rent expense	$ 38	$ 11